Share Capital (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of Share Capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

Issued and fully paid share capital

	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	Number	Number	$	$
Ordinary shares of £0.00001 per share	—	72,418,470	—	940
Ordinary shares of $0.0001 per share	57,897,470	—	5,790	—

The authorized share capital of the Company is US$50,000 divided into 500,000,000 ordinary shares of $0.0001 each.
Schedule of Share Capital

(in USD, except number)	Number	Share capital	Share premium	Merger reserve
At October 1, 2021	64,652,412	841	2,797,342	—
Shares issued for cash	5,666,058	72	5,155,472	—
Conversion from convertible loan note	2,000,000	26	919,944	—
Shares issued to employee	100,000	1	121,534	—
At September 30, 2022	72,418,470	940	8,994,292	—
Conversion from convertible loan note	1,528,159	190	6,296,247	—
Group restructuring at the Business Combination	(18,481,345)	4,417	103,732,715	12,838,970
Shares issued under FPA agreement	2,432,186	243	1,942,803	—
At September 30, 2023	57,897,470	5,790	120,966,057	12,838,970